united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/13

Item 1. Reports to Stockholders.

PREDEX

Semi-Annual Report

October 31, 2013

INVESTOR INFORMATION: (877) 940-7202

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of PREDEX. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

1

PREDEX

PORTFOLIO REVIEW (unaudited)

October 31, 2013

_____________________________________________________________________________________

The Fund’s performance figures for the periods ended October 31, 2013, compared to its benchmarks:

Total Returns as of October 31, 2013	Six Months	Since Date of Organization*
PREDEX	0.00%	0.00%
Barclays Aggregate Bond Index	(1.97)%	(0.47)%
S&P 500 Total Return Index	11.15%	19.32%

________________

* Date of organization was February 5, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s estimated total gross annual operating expenses, per its prospectus dated December 3, 2013, including underlying funds, are 0.67%. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares.

2

PREDEX

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

October 31, 2013

_____________________________________________________________________________________

ASSETS
Cash	$100,000
Deferred Offering Costs	52,486

Total Assets	152,486

LIABILITIES
Payable to Advisor for Offering Costs	52,486

Total Liabilities	52,486

NET ASSETS	$100,000

At October 31, 2013 the components of net assets were as follows:
Paid-in capital	$100,000

Shares of beneficial interest outstanding,
Unlimited shares authorized without par value	4,000

Net asset value per share	$25.00

_____________________________________________________________________________________

See notes to financial statements.

3

PREDEX

STATEMENT OF OPERATIONS (unaudited)

For the six months ended October 31, 2013

_____________________________________________________________________________________

INVESTMENT INCOME	$ -

EXPENSES
Organizational expenses	27,174
Less: Reimbursement from Advisor	(27,174)

NET EXPENSES	-
NET INVESTMENT INCOME BEFORE TAXES INCOME TAXES NET INVESTMENT INCOME AFTER TAXES	- - $ -

_____________________________________________________________________________________

See notes to financial statements.

4

PREDEX

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	For the Six Months Ended October 31, 2013	For the Period February 5, 2013 * to April 30, 2013

Beneficial Interest Transactions:
Proceeds from shares issued	$ 100,000	$ -

Total net increase in net assets	100,000	-
Net assets at beginning of period	-	-
Net assets at end of period	$ 100,000	$ -

Share Activity:
Shares Sold	4,000	-
Net Increase in Shares of Beneficial Interest Outstanding	4,000	-

* Date of organization of the Fund.

See notes to financial statements.

5

PREDEX

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the
	Six Months		For the Period
	Ended		February 5, 2013 (1)
	October 31, 2013		to April 30, 2013
	(unaudited)
Net Asset Value, Beginning of Period	$ 25.00		$ -
From Operations:
Net investment loss (a)	-		-
Net gain (loss) from investments
(both realized and unrealized)	-		-
Total from operations	-		-

Net Asset Value, End of Period	$ 25.00		$ -

Total Return (b)	0.00%	(d)	0.00%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 100		$ -
Ratio of expenses to average net assets,
before reimbursement	53.90%	(c)	0.00%	(c)(e)
net of reimbursement	0.00%	(c)	0.00%	(c)
Ratio of net investment income (loss) to average net assets	0.00%	(c)	0.00%	(c)
Portfolio turnover rate	0%	(d)	0%	(d)

(1) Date of organization of the Fund.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) There were no net assets at April 30, 2013.

_____________________________________________________________________________________

See notes to financial statements.

6

PREDEX

NOTES TO FINANCIAL STATEMENTS (unaudited)

October 31, 2013

_____________________________________________________________________________________

(1) ORGANIZATION

PREDEX (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund will engage in a continuous offering of shares and will operate as an interval fund that will offer to make quarterly repurchases of shares at net asset value. The Fund's Investment Advisor is PREDEX Capital Management, LLC (the "Advisor").

On September 18, 2013, by written consent, the Advisor as sole shareholder of the Fund ratified the selection of the Fund’s Independent Registered Public Accounting Firm, election of trustees and appointment of the Advisor. On October 2, 2013, by written consent the Advisor ratified a change in the breakpoints in the Advisor’s management agreement with the Fund.

The investment objective of the Fund is to seek income and capital appreciation.

The Fund was organized as a statutory trust on February 5, 2013 (date of organization), under the laws of the State of Delaware. The Advisor purchased the initial shares at $10.00 per share on June 7, 2013. The Fund has not yet commenced investment operations. Prior to offering shares to the public, the share price has been changed to $25.00 per share as stated in the Prospectus and the number of shares issued to the Advisor has been reduced to 4,000.

(2) SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Organizational and Deferred Offering Costs

All costs incurred by the Fund in connection with its organization have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

7

PREDEX

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

October 31, 2013

_____________________________________________________________________________________

Security Valuation

The Fund has not commenced operations and did not have any investments at October 31, 2013.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Security Transactions and Investment Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders

Distributions from investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

8

PREDEX

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

October 31, 2013

_____________________________________________________________________________________

Federal Income Taxes

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. The Fund has not yet commenced trading operations, but was effective September 23, 2013.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3) INVESTMENT ADVISORY AND AFFILIATES

As compensation for its administrative and management services, the Fund will pay to the Advisor a monthly advisory fee at an annual rate of 0.45% of its average daily net assets up to $1 billion and 0.35% on net assets over $1 billion.

The Advisor, pursuant to an Expense Limitation Agreement (the "Agreement") has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until the Board approves its modification or termination to ensure that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.85% per annum of the Fund's average daily net assets. The Agreement will allow the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund's expense ratio falls below the above indicated expense limitation. The amount that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under the Agreement, the Advisor can only recover such amounts for a period of up to three fiscal years subsequent to the fiscal year fees were waived or reimbursed by the Advisor. As of October 31, 2013, the amount recoverable by the Advisor under the Agreement was $27,174.

Northern Lights Distributors, LLC (the "Distributor") is serving as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust.  Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer

9

PREDEX

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

October 31, 2013

_____________________________________________________________________________________

agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. Certain officers of the Fund are also officers of NCLS, and are not paid any fees directly by the Fund for servicing in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees

When the Fund commences investment operations, the Fund will pay each Trustee who is not affiliated with the Fund or Advisor an annual fee of $20,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trustee who serves a Chairperson of the Audit Committee will receive an additional annual fee of $5,000. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

(4) SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund's financial statements other than the following:

On December 2, 2013, by written consent, the Advisor as sole shareholder of the Fund ratified the re-appointment of the Advisor and re-approval of the management agreement with the Advisor following a change of control at the Advisor.

On April 7, 2016, the Fund entered into a new Management Agreement and Expense Limitation Agreement with the Advisor.  The Fund will now pay to the Advisor a monthly advisory fee at an annual rate of 0.55% of its average daily net assets.  The Advisor will reduce its fees and/or absorb expenses of the Fund to ensure that Net Annual Operating Expenses will not exceed 1.20% per annum of the Fund’s average daily net assets.

10

PREDEX

EXPENSE EXAMPLES (unaudited)

October 31, 2013

_____________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During the Period*
Actual	$1,000.00	$1,000.00	$ 0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$ 0.00

* Expenses Paid During the Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.00%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

11

PREDEX

SUPPLEMENTAL INFORMATION (unaudited)

Renewal of the Investment Advisory Agreement between PREDEX and the Advisor

At an in person meeting held on October 2, 2013, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between PREDEX (the “Trust”) and PREDEX Capital Management, LLC (the “Advisor”). In its consideration of renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent, and Quality of Services. The Trustees considered the Adviser’s business plan, the educational credentials and experience of their personnel. The Board considered that the Fund would invest in real estate funds and employ a strategy that seeks returns equal or similar to the National Council of Real Estate Investment Fiduciaries Open-End Diversified Core Equity Fund Index (“NFI-ODCE Index”), an index composed of non-publicly traded real estate funds and that therefore the Fund would primarily invest in institutional non-publicly traded real estate funds that are the same or similar to the ones found in the NFI-ODCE Index and secondarily in certain real estate mutual funds.

Performance. The Board considered the fact that the Adviser is a newly-formed company and had no data to provide for its performance in managing pooled investment vehicles or private accounts. However, the Trustees considered the background and experience of the Fund’s proposed portfolio manager and concluded that based on the experience of the Fund’s proposed portfolio manager that the Trust had a reasonable expectation that the Adviser would deliver acceptable performance to shareholders.

Fees and expenses. the cost of services to be provided and the profits to be realized by the Adviser, the Board considered fees of a group of funds having reasonably similar investment objectives and policies, target investor base and other characteristics to that of the Fund’s (the “Peer Group”). Based on the Board’s consideration of the Peer Group information provided by the Adviser, and their own independent research of comparable fund fees, the Board noted that the Fund’s proposed 0.45% management fee and modified breakpoint structure were reasonable.

Economies of Scale and Profitability. The Board considered the fact that the Adviser still had in place an expense limitation agreement that would limit expenses borne by shareholders for at least one year following the commencement of the Fund’s operations. The Board considered that the Fund’s estimated expenses with and without the benefit of the expense limitation agreement were below the average of the Peer Group. With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Trust, the anticipated profits from the Adviser’s relationship with the Trust were not going to be excessive.

Conclusion. Having requested and received such information from the Adviser that the Board believed to be reasonably necessary to evaluate the terms of the modified Management Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Management Agreement was in the best interests of the Trust and its future shareholders. In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Trust’s surrounding circumstances.

12

PREDEX

SUPPLEMENTAL INFORMATION (unaudited) (continued)

Approval of the Investment Advisory Agreement between PREDEX and the Advisor

In connection with the organizational meeting of PREDEX (the “Trust”), the Board of Trustees (the “Board”) of the Trust, held on March 21, 2013 (the “Meeting”), the Board discussed the approval of an investment advisory agreement (the “Management Agreement” or “Agreement”) between the Trust and PREDEX Capital Management, LLC (the “Adviser”). The Trustees reviewed an investment adviser questionnaire and the accompanying materials, copies of which had previously been supplied to the Trustees for their review as well as the proposed Agreement between the Adviser and the Trust. The Board reviewed a memorandum from Thompson Hine LLP (Trust “Counsel”) regarding the duties of trustees with respect to approval of investment advisory agreements. They discussed with Counsel the fact that in fulfilling their responsibilities to the PREDEX fund (the “Fund”) and its shareholders, the Trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the Agreement are reasonable business arrangements for the Fund. They also discussed the specific factors the Trustees should consider in evaluating an investment advisory agreement which include, but are not limited to, the following: the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Counsel discussed with the Board the fact that the SEC has stated that it believes that it would be difficult for a board of trustees to reach a final conclusion as to whether to approve an advisory contract without reaching conclusions as to each material factor that formed the basis for the Board’s approval. Counsel also stated that courts have used similar factors in determining whether investment advisers have met their fiduciary obligations with respect to the receipt of compensation for advisory services provided to a fund.

Counsel discussed with the Board the fact that the Investment Company Act of 1940 and recent court decisions place the responsibility on boards of trustees, especially the independent trustees, to exercise their good faith business judgment on behalf of a fund and its shareholders in determining whether to enter into or renew an investment advisory contract. Counsel also noted that the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations and that their review should generally involve two fundamental areas of inquiry: the quality of the services provided under the investment advisory contract and the reasonableness of the proposed fee.

As to the nature, extent and quality of services to be provided, the Trustees discussed the Adviser’s business plan and reviewed the educational credentials and experience of their personnel. An Adviser representative explained that the Fund was being established to make investments in real estate funds and that the Fund would employ a strategy that seeks returns equal or similar to the National Council of Real Estate Investment Fiduciaries Open-End Diversified Core Equity Fund Index (“NFI-ODCE Index”), an index composed of non-publicly traded real estate funds. An Adviser representative noted that the Fund would primarily invest in institutional non-publicly traded real estate funds that are the same or similar to the ones found in the NFI-ODCE Index and secondarily in certain real estate mutual funds. The Adviser’s representatives noted that their firm had recently hired additional staff, including a Chief Compliance Officer and Chief Financial Officer. A Trustee asked an Adviser representative about his

13

PREDEX

SUPPLEMENTAL INFORMATION (unaudited) (continued)

involvement in another business venture and about any time constraints that he may have running more than one venture. He responded that he will dedicate substantially all of his time in service to the Adviser and is willing to provide written representations to that effect. At this time, Counsel asked the Adviser’s representatives to discuss any regulatory issues which would be relevant to the Board’s deliberation with respect to the selection of their firm as adviser to the Fund. Mr. Chadwick, an interested person Trustee and indirect controlling owner of the Adviser, explained the circumstances surrounding his guilty plea to violation of insider trading in 1982 and subsequent $10,000 penalty. He noted that the insider trading violation was based on a statute that was rescinded the following year. After further discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust were satisfactory and reliable.

With respect to performance, the Board discussed the fact that the Adviser is a newly-formed company and had no data to provide with respect to mutual funds, pooled investment vehicles or private accounts managed. However, the Trustees discussed the background and experience of the Fund’s proposed portfolio manager, Mr. Grayson Sanders. Mr. Sanders discussed his previous experiences managing the CNL Global Real Estate Fund. The Board concluded that based on the experience of the Fund’s proposed portfolio manager, including his extensive background in related industries, that the Trust has a reasonable expectation that the Adviser will deliver acceptable performance to shareholders.

With respect to the cost of services to be provided and the profits to be realized by the Adviser, the Board reviewed the fees of a group of other funds having investment objectives and policies, target investor base and other characteristics (the “Peer Group”), thought to be reasonably close to that of the proposed Fund. After further discussion and analysis of the Peer Group, the Board reviewed the fees of other funds through the SEC’s EDGAR database during the Meeting that they believed were also comparable to the proposed Fund. Based on the Board’s review of the Peer Group information provided by the Adviser, and their own independent research of comparable fund fees, the Board noted that the Fund’s proposed 0.45% management fee was below the average of the Peer Group and concluded it was reasonable.

As to economies of scale and profitability, an Adviser representative noted that the Adviser would provide Fund shareholders with an expense limitation agreement for at least one year following commencement of Fund operations. The Board noted the Fund’s estimated expenses, both with and without the benefit of the expense limitation agreement are below the average of the Peer Group. An Adviser representative also explained that the Adviser has committed to breakpoints in its advisory fee as Fund assets increase, noting that the management fee will be reduced to 0.35% for net assets over $500 million and up to $1 billion and 0.25% for net assets over $1 billion. With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Trust, the anticipated profits from the Adviser’s relationship with the Trust were not excessive.

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent Counsel, the Board, including a majority of the non-interested person (Independent) Trustees, determined that approval of the Management Agreement was in the best interests of the Trust and its future shareholders. In considering the Management Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Trust’s surrounding circumstances.

14

PRIVACY notice
FACTS	WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number ▪ Purchase History ▪ Assets ▪ Account Balances ▪ Retirement Assets ▪ Account Transactions ▪ Transaction History ▪ Wire Transfer Instructions ▪ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
15

Questions?	Call 1-877-940-7202

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ PREDEX does not jointly market.
16

Investment Advisor

PREDEX Capital Management, LLC

18500 Von Karman Ave, Suite 300

Irvine, CA 92612

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

RSM US LLP

555 Seventeenth Street, Suite 1000

Denver, CO 80202

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 940-7202 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling (877) 940-7202

17

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 4/18/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 4/18/16

By (Signature and Title)

/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 4/18/16